Fixed assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Fixed Assets
			Office
	Photovoltaic	Biogas	furniture and	Leasehold
	Plants	installations	equipment	Improvements	Total
	€ in thousands
Cost
Balance as at January 1, 2017	87,921	5,081	117	52	93,171
Additions	1	10,076	4	-	10,081
Balance as at December 31, 2017	87,922	15,157	121	52	103,252

Balance as at January 1, 2018	87,922	15,157	121	52	103,252
Additions	*10,367	3,499	17	-	13,883
Balance as at December 31, 2018	98,289	18,656	138	52	117,135

Depreciation
Balance as at January 1, 2017	19,758	-	87	52	19,897
Depreciation for the year	4,396	111	11	-	4,518
Balance as at December 31, 2017	24,154	111	98	52	24,415

Balance as at January 1, 2018	24,154	111	98	52	24,415
Depreciation for the year	4,396	1,081	23	-	5,500
Balance as at December 31, 2018	28,550	1,192	121	52	29,915

Carrying amounts
As at January 1, 2017	68,163	5,081	30	-	73,274
As at December 31, 2017	63,768	15,046	23	-	78,837
As at December 31, 2018	69,739	17,464	17	-	87,220

*See note 6C

Schedule of Investment in Photovoltaic Plants
Presented hereunder are data regarding the Company’s investments in photovoltaic plants as at December 31, 2018:

PV Plant Title	Nominal Capacity	Connection to Grid	Cost included in the Book value as at
			December 31, 2018
			€ in thousands
“Troia 8”	995.67 kWp	January 2011	3,502
“Troia 9”	995.67 kWp	January 2011	3,478
“Del Bianco”	734.40 kWp	April 2011	2,096
“Costantini”	734.40 kWp	April 2011	2,115
“Giaché”	730.01 kWp	April 2011	2,767
“Massaccesi”	749.7 kWp	April 2011	2,750
“Galatina”	994.43 kWp	May 2011	4,131
“Pedale	2,993 kWp	May 2011	11,254
“Acquafresca”	947.6 kWp	June 2011	3,165
“D‘Angella”	930.5 kWp	June 2011	3,119
“Soleco”	5,924 kWp	August 2011	15,335
“Technoenergy”	5,900 kWp	August 2011	15,196
“Ellomay Spain – Rinconada II”	2,275 kWp	June 2010	5,509
“Rodríguez I”	1,675 kWp	November 2011	3,662
“Rodríguez II”	2,691 kWp	November 2011	6,631
“Fuente Librilla”	1,248 kWp	June 2011	3,212
"Talasol"	300 MWP	-	10,367